Note 19. Income Taxes (Detail) - Reconciliation of Expected Income Taxes to Reported Income Tax Expenses: (Parentheticals)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Expected income tax expense (recovery) at statutory rate	25.00%	27.00%	30.00%